Accounts Payable and Accrued Liabilities (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable and Accrued Liabilities
Trade accounts payable		$ 686,222	$ 744,716
Accrued liabilities		19,349	44,162
Accrued interest payable		19,064	19,064
Payroll and commissions payable		32,101	85,416
Unrecognized tax position		90,000	90,000
Accounts payable and accrued liabilities	$ 772,353	$ 846,736	$ 983,358